ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses
General and administrative expenses	$ (23,757)	$ (12,983)	$ (26,767)
Total operating expenses	(66,574)	(44,696)	(63,617)
Operating loss	(27,454)	(15,171)	(29,308)
Other gains/(losses), net	687	1,841	(1,082)
Fair value gains/(losses) on derivative liabilities		(10,190)	3,995
Fair value losses on convertible notes	(4,837)
Loss before income tax expense	(31,956)	(24,071)	(27,108)
Income tax expense	(655)	(548)	(222)
Net loss	(32,611)	(24,619)	(27,330)
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(32,409)	(29,931)	(29,659)
Net loss	(32,611)	(24,619)	(27,330)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	(2,547)	(79)	(139)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(34,956)	(24,698)	(27,469)
Redeemable preferred stock
Operating expenses
Accretion to redeemable shares redemption value		(1,662)	(773)
Redeemable ordinary shares
Operating expenses
Accretion to redeemable shares redemption value		(3,650)	(1,556)
Parent Company | Reportable legal entities
Operating expenses
General and administrative expenses	(27,643)	(6,928)	(21,655)
Total operating expenses	(27,643)	(6,928)	(21,655)
Other gains/(losses), net	403	(116)	145
Fair value gains/(losses) on derivative liabilities		(10,190)	3,995
Fair value losses on convertible notes	(4,837)
Loss from subsidiaries and VIEs	(264)	(7,385)	(9,815)
Loss before income tax expense	(32,341)	(24,619)	(27,330)
Income tax expense	(68)
Net loss	(32,409)	(24,619)	(27,330)
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(32,409)	(29,931)	(29,659)
Net loss	(32,409)	(24,619)	(27,330)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	(2,547)	(79)	(139)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (34,956)	(24,698)	(27,469)
Parent Company | Reportable legal entities | Redeemable preferred stock
Operating expenses
Accretion to redeemable shares redemption value		(1,662)	(773)
Parent Company | Reportable legal entities | Redeemable ordinary shares
Operating expenses
Accretion to redeemable shares redemption value		$ (3,650)	$ (1,556)